UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes (a):
0.14%, 8/01/12	$10,000	$10,000,000
0.12%, 8/27/12	20,000	19,998,267
0.19%, 10/01/12	20,000	19,993,561
Fannie Mae Variable Rate Notes (b):
0.28%, 12/20/12	10,000	10,001,966
0.31%, 1/10/13	25,000	24,997,765
0.38%, 5/17/13	10,000	9,997,558
0.22%, 11/08/13	10,000	9,996,147
Federal Farm Credit Bank, 0.40%, 11/02/12	21,150	21,162,462
Federal Farm Credit Bank Discount Notes (a):
0.13%, 11/13/12	15,000	14,994,367
0.16%, 11/21/12	8,000	7,996,018
0.22%, 7/05/13	5,000	4,989,672
Federal Farm Credit Bank Variable Rate Notes (b):
0.40%, 1/25/13	10,650	10,650,260
0.16%, 6/18/13	10,000	10,000,000
0.34%, 11/27/13	20,000	20,000,000
0.20%, 3/07/14	50,000	49,992,625
Federal Home Loan Bank Bonds:
0.25%, 8/17/12	40,000	40,000,458
0.11%, 8/20/12	25,000	24,999,287
0.22%, 8/23/12	25,000	25,001,320
0.20%, 11/07/12	15,000	14,999,865
0.22%, 11/07/12	40,625	40,630,676
0.18%, 11/14/12	30,400	30,401,071
0.21%, 11/16/12	20,000	20,000,963
1.63%, 11/21/12	39,110	39,284,350
0.20%, 12/06/12	18,000	18,001,704
0.25%, 1/08/13	12,500	12,500,000
0.17%, 2/01/13	10,000	9,998,842
0.18%, 2/01/13	25,000	24,998,989
0.17%, 2/06/13	10,000	9,999,070
0.16%, 2/08/13	15,000	14,995,426
0.13%, 2/14/13	10,000	9,996,263
0.18%, 2/15/13	19,000	18,996,608
0.17%, 2/25/13	14,000	13,996,444
0.19%, 2/27/13	11,150	11,149,721
0.19%, 2/27/13	17,000	16,995,748
0.20%, 3/01/13	14,000	13,998,138
0.22%, 5/17/13	8,000	7,998,530
0.25%, 7/02/13	14,850	14,847,360
Federal Home Loan Bank Discount Notes (a):
0.16%, 10/03/12	100,000	99,972,000
0.17%, 10/03/12	12,000	11,996,535
0.13%, 10/19/12	28,000	27,992,012
0.16%, 11/14/12	15,000	14,992,912
0.18%, 1/02/13	20,000	19,984,600
0.16%, 1/16/13	50,000	49,962,667
0.21%, 5/28/13	10,000	9,982,500
0.22%, 7/11/13	30,000	29,936,933

US Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Note, 0.19%, 11/26/12 (b)	$30,000	$29,997,601
Freddie Mac Discount Note, 0.15%, 11/26/12 (a)	23,505	23,493,541
Freddie Mac Variable Rate Notes (b):
0.21%, 8/10/12	20,000	19,999,956
0.31%, 1/24/13	50,000	49,990,287
0.21%, 3/21/13	15,000	14,996,151
0.37%, 9/03/13	30,000	29,993,400
0.19%, 9/13/13	50,000	49,966,121
Total US Government Sponsored Agency Obligations – 43.6%		1,161,818,717

US Treasury Obligations
US Treasury Bills (a):
0.15%, 9/13/12	5,500	5,498,998
0.10%, 10/25/12	40,000	39,990,556
0.15%, 11/01/12	37,000	36,986,290
0.20%, 3/07/13	16,000	15,981,300
Total US Treasury Obligations – 3.7%		98,457,144

Repurchase Agreements
Barclays Capital, Inc., 0.17%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $122,000,576, collateralized by a US Treasury Note, 2.13% due 8/15/21, par and fair values of $115,701,100 and $124,440,040, respectively)	122,000	122,000,000
Barclays Capital, Inc., 0.17%, 8/07/12 (Purchased on 7/31/12 to be repurchased at $100,003,306, collateralized by a US Government Sponsored Agency Obligation, 0.50% due 08/02/12, par and fair values of $101,960,000 and $102,002,087, respectively)	100,000	100,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $220,000,917, collateralized by various US Treasury Obligations, 0.38% - 3.13% due 04/15/15 - 11/15/41, par and fair values of $216,972,000 and $224,402,870, respectively)	220,000	220,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	1

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.19%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $200,001,056, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 6.50% due 06/01/32 - 05/01/42, par and fair values of $390,739,219 and $205,722,310, respectively)	$200,000	$200,000,000

Deutsche Bank Securities, Inc., 0.18%,
8/06/12 (Purchased on 7/30/12 to
be repurchased at $100,003,500,
collateralized by a US Government
Sponsored Agency Obligation, 0.05% -
7.40% due 04/20/29 - 03/20/62,
par and fair values of

$2,543,088,732 and $108,660,987, respectively)	100,000	100,000,000
Goldman Sachs & Co., 0.19%, 8/01/12 (Purchased on 7/25/12 to be repurchased at $50,001,847, collateralized by various US Government Sponsored Agency Obligations, 2.50% - 4.50% due 06/01/27 - 01/01/40, par and fair values of $54,162,805 and $51,500,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.18%, 8/06/12 (Purchased on 7/30/12 to be repurchased at $100,003,500, collateralized by various US Government Sponsored Agency Obligations, 3.46% - 5.00% due 10/01/40 - 06/01/42, par and fair values of $121,358,290 and $103,000,000, respectively)	100,000	100,000,000
Goldman Sachs & Co., 0.18%, 8/07/12 (Purchased on 7/31/12 to be repurchased at $100,003,500, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 6.50% due 04/01/26 - 06/01/38, par and fair values of $306,002,240 and $103,000,000, respectively)	100,000	100,000,000
HSBC Securities (USA), Inc., 0.15%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $144,000,600, collateralized by various US Treasury Obligations, 2.50% - 3.13% due 04/30/15 - 11/15/41, par and fair values of $134,765,500 and $146,881,259, respectively)	144,000	144,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.17%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $50,000,236, collateralized by a US Treasury Bond, 6.13% due 11/15/27, par and fair values of $72,000,000 and $51,001,917, respectively)	$50,000	$50,000,000
Morgan Stanley & Co. LLC, 0.17%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $216,065,020, collateralized by various US Treasury Obligations, 0.00% - 1.90% due 01/17/13 - 02/28/14, par and fair values of $216,385,200 and $220,385,305, respectively)	216,064	216,064,000
Total Repurchase Agreements – 52.7%		1,402,064,000
Total Investments (Cost - $2,662,339,861*) – 100.0%		2,662,339,861
Liabilities in Excess of Other Assets – 0.0%		(4,704)
Net Assets – 100.0%		$2,662,335,157

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	2

Schedule of Investments (concluded)	FFI Government Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,662,339,861	—	$2,662,339,861

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $881 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	3

Schedule of Investments July 31, 2012 (Unaudited)	FFI Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$2,348,068,980
Total Investments (Cost - $2,348,068,980) - 100.0%	2,348,068,980
Other Assets Less Liabilities - 0.0%	180,059
Net Assets - 100.0%	$2,348,249,039

FFI Institutional Fund (the “Fund”)seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,348,068,980 and 48.0%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2012.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	1

Schedule of Investments July 31, 2012 (Unaudited)	FFI Institutional Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$2,344,373,501
Total Investments (Cost - $2,344,373,501) – 100%	2,344,373,501
Liabilities in Excess of Other Assets– 0.0%	(343,315)
Net Assets – 100.0%	$2,344,030,186

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,344,373,501 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2012.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	1

Schedule of Investments July 31, 2012 (Unaudited)	FFI Premier Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$8,325,117,001
Total Investments (Cost - $8,325,117,001) – 100.0%	8,325,117,001
Liabilities in Excess of Other Assets – (0.0)%	(949,391)
Net Assets – 100.0%	$8,324,167,610

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $8,325,117,001 and 100%, respectively.

• The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2012.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	FFI Select Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$2,547,213,965
Total Investments (Cost - $2,547,213,965) – 100.0%	2,547,213,965
Liabilities in Excess of Other Assets – (0.0)%	(355,363)
Net Assets – 100.0%	$2,546,858,602

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,547,213,965 and 52.0%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

		•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2012.

			FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.08% - 0.10%, 8/02/12	$424,101	$424,100,052
0.07% - 0.10%, 8/09/12	415,000	414,991,827
0.06% - 0.13%, 8/16/12	256,595	256,583,622
0.07% - 0.08%, 8/23/12	236,100	236,089,435
0.07% - 0.10%, 8/30/12	464,000	463,970,425
0.13%, 9/06/12	100,000	99,987,500
0.09% - 0.15%, 9/13/12	93,950	93,938,901
0.11% - 0.15%, 10/04/12	165,000	164,967,556
0.10%, 10/11/12	120,000	119,977,319
0.10% - 0.13%, 10/18/12	119,000	118,973,783
0.10%, 10/25/12	151,000	150,965,658
0.11%, 11/01/12	100,000	99,973,585
0.15%, 11/15/12	20,000	19,991,461
0.15%, 11/23/12	40,000	39,981,633
0.13% - 0.15%, 12/06/12	50,000	49,975,703
0.15%, 12/20/12	50,000	49,970,625
0.15%, 12/27/12	81,000	80,949,999
0.16%, 1/03/13	25,000	24,983,316
0.15%, 1/10/13	40,000	39,973,967
0.15%, 1/17/13	25,000	24,982,983
0.14%, 1/24/13	25,000	24,982,644
0.15%, 1/31/13	19,500	19,485,705
US Treasury Notes:
4.13%, 8/31/12	10,000	10,032,480
3.88%, 10/31/12	75,000	75,697,607

Total Investments (Cost - $3,105,527,786*) – 115.8%	3,105,527,786
Liabilities in Excess of Other Assets – (15.8)%	(423,005,218)
Net Assets – 100.0%	$2,682,522,568

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,105,527,786	—	$3,105,527,786

[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $7,495 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	1

Schedule of Investments July 31, 2012 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 33.8%
Bank of Montreal, Chicago:
0.28%, 12/20/12	$100,000	$100,000,000
0.47%, 7/17/13 (b)	40,500	40,500,000
Bank of Nova Scotia, Houston:
0.35%, 8/30/12	75,000	75,000,000
0.34%, 12/19/12 (b)	50,000	50,000,000
0.34%, 2/11/13 (b)	60,500	60,500,000
Bank of Tokyo-Mitsubishi UJF Ltd., NY, 0.36%, 10/05/12	150,000	150,000,000
Credit Suisse, NY, 0.34%, 9/05/12	150,000	150,000,000
Mizuho Corporate Bank Ltd., NY:
0.26%, 9/11/12	75,000	75,000,000
0.38%, 10/03/12	125,000	125,000,000
National Australia Bank Ltd., NY (b):
0.48%, 4/10/13	56,000	56,000,000
0.52%, 5/03/13	62,500	62,500,000
Nordea Bank Finland Plc, NY:
0.61%, 8/09/12	60,000	60,000,000
0.28%, 9/18/12	55,000	55,000,000
0.36%, 10/11/12	70,500	70,500,000
Rabobank Nederland NV, NY:
0.57%, 9/17/12	24,500	24,500,000
0.53%, 10/25/12	85,000	85,000,000
0.56%, 1/18/13 (b)	50,000	50,000,000
Royal Bank of Canada, NY, 0.46%, 4/02/13 (b)	66,000	66,000,000
Skandinaviska Enskilda Bank, NY, 0.40%, 10/05/12	20,000	19,999,820
Sumitomo Mitsui Banking Corp., NY:
0.35%, 9/24/12	75,000	75,000,000
0.35%, 11/08/12	125,000	125,000,000
Sumitomo Mitsui Trust Bank Limited, 0.35%, 9/21/12	50,000	50,000,000
Svenska Handelsbanken, NY, 0.26%, 8/17/12	30,000	30,000,000
Total Certificates of Deposit – 33.8%		1,655,499,820

Commercial Paper
Atlantis One Funding Corp. (c):
0.33%, 9/07/12	75,000	74,974,563
0.54%, 1/07/13	75,000	74,821,125
Commonwealth Bank of Australia, 0.39%, 1/14/13 (b)	25,000	25,000,000
DNB Bank ASA, 0.32%, 8/13/12 (c)	49,000	48,994,773
Erste Abwicklungsanstalt, 0.61%, 11/09/12 (c)	16,500	16,472,042
Gotham Funding Corp., 0.21%, 8/09/12 (c)	57,000	56,997,340
HSBC Bank Plc, 0.66%, 4/25/13 (c)	25,000	24,878,367
Jupiter Securitization Company LLC, 0.30%, 8/30/12 (c)	100,178	100,153,790

Commercial Paper	Par (000)	Value
Kells Funding LLC (c):
0.59%, 8/10/12	$79,000	$78,988,348
0.57%, 11/16/12	125,000	124,788,229
Nordea North America, Inc., 0.26%, 8/13/12	30,500	30,497,408
NRW.Bank (c):
0.17%, 8/03/12	60,000	59,999,433
0.25%, 8/27/12	100,000	99,981,944
Old Line Funding LLC, 0.32%, 8/20/12 (c)	45,000	44,992,400
Sheffield Receivables Corp., 0.26%, 9/05/12 (c)	110,000	109,972,194
Surrey Funding Corp., 0.23%, 8/06/12 (c)	66,000	65,997,892
Thunder Bay Funding LLC, 0.32%, 8/28/12 (c)	52,000	51,987,520
Victory Receivables, 0.21%, 8/10/12 (c)	55,000	54,997,113
Westpac Banking Corp. (c):
0.49%, 8/13/12	105,500	105,482,768
0.50%, 4/02/13	43,500	43,352,583
Total Commercial Paper – 26.4%		1,293,329,832

Corporate Notes – 2.5%
JPMorgan Chase Bank NA, 0.53%, 5/17/13 (b)	120,450	120,450,000

Municipal Bonds
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.16%, 8/07/12 (d)	11,750	11,750,000
University of Colorado Hospital Authority, RB, VRDN, Series A, (Wells Fargo Bank NA LOC) 0.14%, 8/07/12 (d)	7,900	7,900,000
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.14%, 8/07/12 (d)	11,600	11,600,000
Total Municipal Bonds – 0.6%		31,250,000

Time Deposits – 3.4%
Natixis Grand Cayman, 0.20%, 8/01/12	169,000	169,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	1

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Variable Rate Notes (b):
0.27%, 8/23/12	$100,000	$99,998,171
0.28%, 12/20/12	74,500	74,494,174
Freddie Mac Variable Rate Notes, 0.31%, 1/24/13 (b)	60,000	59,988,345
Total US Government Sponsored Agency Obligations – 4.8%		234,480,690

US Treasury Obligations
US Treasury Bills (c):
0.14%, 11/01/12	25,000	24,991,375
0.15%, 12/20/12	100,000	99,942,229
0.14%, 2/07/13	50,000	49,962,396
0.16%, 3/07/13	25,000	24,976,156
0.16% - 0.18%, 4/04/13	63,000	62,926,815
0.19%, 5/30/13	25,000	24,960,572
US Treasury Notes:
1.38%, 9/15/12	50,000	50,076,767
4.25%, 9/30/12	70,000	70,473,158
3.38%, 11/30/12	27,000	27,290,953
0.63%, 4/30/13	41,500	41,639,684
0.50%, 5/31/13	50,000	50,114,978
Total US Treasury Obligations – 10.8%		527,355,083

Repurchase Agreements
Barclays Capital, Inc., 0.90%, 8/02/12 (Purchased on 5/03/12 to be repurchased at $28,063,700, collateralized by various Corporate/Debt Obligations, 1.50% due 6/30/16, par and fair values of $27,467,000 and $28,560,101, respectively)	28,000	28,000,000
Barclays Capital, Inc., 0.93%, 8/22/12 (Purchased on 5/22/12 to be repurchased at $40,095,067, collateralized by various Corporate/Debt Obligations, 6.00% due 4/15/40, par and fair values of $43,808,790 and $40,800,001, respectively)	40,000	40,000,000
Credit Suisse, 0.83%, 9/04/12 (Purchased on 7/31/12 to be repurchased at $25,020,174, collateralized by various Corporate/Debt Obligations, 0.31% - 5.44% due 10/12/21 - 9/25/47, par and fair values of $98,760,099 and $28,482,662, respectively)	25,000	25,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $503,002,515, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 4.63% due 8/17/12 - 3/08/19, par and fair values of $506,501,000 and $513,061,027, respectively)	$503,000	$503,000,000
Deutsche Bank Securities, Inc., 0.60%, 8/01/12 (Purchased on 5/03/12 to be repurchased at $50,075,000, collateralized by various Corporate/ Debt Obligations, 0.00% - 6.00% due 12/15/15 - 02/15/51, par and fair values of $93,930,759 and $55,770,299, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.60%, 10/26/12 (Purchased on 7/26/12 to be repurchased at $30,046,000, collateralized by various Corporate/ Debt Obligations, 0.00% - 5.22% due 2/05/19 - 12/11/49, par and fair values of $389,324,466 and $33,646,516, respectively)	30,000	30,000,000
JPMorgan Securities, Inc., 0.30%, 8/01/12 (Purchased on 07/31/12 to be repurchased at $50,000,417, collateralized by various Corporate/Debt Obligations, 0.00% - 9.50% due 9/10/12 - 5/15/47, par and fair values of $62,482,818 and $53,506,430, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.55%, 8/01/12 (Purchased on 07/31/12 to be repurchased at $35,000,535, collateralized by various Corporate/Debt Obligations, 0.66% - 9.50% due 8/01/12 - 5/15/47, par and fair values of $34,133,690 and $37,452,902, respectively)	35,000	35,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	2

Schedule of Investments (concluded)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.33%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $100,000,917, collateralized by various Corporate/Debt Obligations, 0.00% - 15.00% due 3/01/14 - 12/29/49, par and fair values of $145,829,659 and $120,000,000, respectively)	$100,000	$100,000,000
Total Repurchase Agreements – 17.6%		861,000,000

Total Investments (Cost - $4,892,365,425*) – 99.9%	4,892,365,425
Other Assets Less Liabilities – 0.1%	2,914,401
Net Assets – 100.0%	$4,895,279,826

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,892,365,425	—	$4,892,365,425

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $443,050 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	3

Schedule of Investments July 31, 2012 (Unaudited)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
Auburn University Alabama, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 53C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	$20	$20,000
Birmingham Alabama Commercial Development Authority, RIB Floater Trust, RB, VRDN, Series 4WX (Barclays Bank Plc SBPA), 0.17%, 8/07/12 (b)	5,700	5,700,000
		5,720,000
Arizona — 1.0%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.19%, 8/07/12 (b)	8,500	8,500,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN, Eagle Tax-Exempt Trust, Class A, Series 2006-0141 (Citibank NA SBPA), 0.15%, 8/07/12 (b)	14,000	14,000,000
		22,500,000
Arkansas — 1.1%
Arkansas Development Finance Authority, RB, VRDN, Mortgage- Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.23%, 8/07/12 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.23%, 8/07/12 (b)	14,285	14,285,000
City of Fort Smith, Refunding RB, 1.00%, 5/01/13	6,090	6,119,723
		25,269,723
California — 4.9%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Acacia Creek at Union Project, Series A (Bank of America NA SBPA), 0.24%, 8/01/12 (b)	13,900	13,900,000
California School Cash Reserve Program Authority, RAN:
Senior, Series A, 2.00%, 3/01/13	4,300	4,343,923
Series C, 2.00%, 2/01/13	10,300	10,390,863
Series P, 2.00%, 12/31/12	2,000	2,014,134
Series S, 2.00%, 12/31/12	5,000	5,035,336
Series U, 2.00%, 12/31/12	9,000	9,055,996

Municipal Bonds	Par (000)	Value
California (concluded)
City of Riverside California Water Revenue, Refunding RB, Mandatory Put Bonds, Series A, 0.20%, 5/01/13 (b)	$6,600	$6,600,000
City of Santa Clara California, Refunding RB, VRDN, Electric Revenue, Sub- Series B (Bank of America NA LOC), 0.18%, 8/07/12 (b)	17,715	17,715,000
Elsinore Valley Municipal Water District, COP, VRDN, Series A (Union Bank NA LOC), 0.15%, 8/07/12 (b)	5,110	5,110,000
Los Angeles County Metropolitan Transportation Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series E-24 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.27%, 8/02/12 (a)(b)(c)	11,435	11,435,000
Sacramento Unified School District, GO, TRAN, 2.00%, 10/01/12	5,000	5,012,626
San Bernardino County Housing Authority, M/F, Refunding RB, VRDN, Raintree Apartments, Series A (Federal Home Loan Bank LOC) (East West Bank LOC), 0.21%, 8/07/12 (b)	6,200	6,200,000
San Jose California, Airport Revenue, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3923 (AGM) (JPMorgan Chase Bank NA SBPA), 0.30%, 8/07/12 (a)(b)(c)	5,400	5,400,000
San Juan Unified School District, GO, TRAN, 2.00%, 10/01/12	10,000	10,027,939
State of California, GO, Refunding, VRDN, Series B-1 (Bank of America NA LOC), 0.18%, 8/07/12 (b)	3,200	3,200,000
		115,440,817
Colorado — 1.7%
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. SBPA), 0.20%, 8/07/12 (b)	35,240	35,240,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.21%, 8/07/12 (b)	4,100	4,100,000
		39,340,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	1

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia — 0.7%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC) (NATL-RE) (Citibank NA SBPA), 0.16%, 8/07/12 (b)	$15,515	$15,515,000
Florida — 4.0%
Brevard County Health Facilities Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.13%, 8/07/12 (b)	4,000	4,000,000
Charlotte County, Refunding RB, VRDN, Series A (AGM) (Bank of America NA SBPA), 0.40%, 8/07/12 (b)	7,800	7,800,000
City of Jacksonville Florida, Refunding RB, VRDN, Series B (Wells Fargo Bank NA LOC), 0.18%, 8/07/12 (b)	7,295	7,295,000
City of Lakeland Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (Ginnie Mae, Fannie Mae & Freddie Mac Guarantors) (JPMorgan Chase Bank NA SBPA), 0.20%, 8/07/12 (a)(b)(c)	8,500	8,500,000
County of Miami-Dade Florida, Building Better Communities Program, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 65C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	13,170	13,170,000
Highlands County Health Facilities Authority, RB, VRDN, Adventist Health System, Series D (Bank of America NA LOC), 0.20%, 8/07/12 (b)	13,000	13,000,000
Jacksonville Housing Finance Authority, HRB, VRDN, Hartwood Apartments, AMT (Freddie Mac Guarantor), 0.19%, 8/07/12 (b)	400	400,000
Miami-Dade County, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.18%, 8/07/12 (b)	4,500	4,500,000
Orlando-Orange County Expressway Authority, RB, VRDN, Eagle, Class A (BHAC) (FSA) (Citibank NA SBPA), 0.20%, 8/07/12 (b)	8,100	8,100,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Co. LOC), 0.15%, 8/01/12 (b)	27,565	27,565,000
		94,330,000
Georgia — 1.0%
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.38%, 8/07/12 (b)	7,235	7,235,000

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust LOC), 0.16%, 8/07/12 (b)	$5,000	$5,000,000
Richmond County Development Authority, Refunding RB, VRDN, MCG Health, Inc. Project, Series B (Branch Banking & Trust LOC), 0.17%, 8/07/12 (b)	10,890	10,890,000
		23,125,000
Hawaii — 1.1%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475, (Deutsche Bank AG SBPA), 0.19%, 8/07/12 (b)(c)	25,570	25,570,000
Illinois — 1.0%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (Bank One NA LOC), 0.42%, 8/07/12 (b)	1,600	1,600,000
Illinois Finance Authority, RB, VRDN (b):
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC) (JPMorgan Chase Bank LOC), 0.22%, 8/07/12	6,510	6,510,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.57%, 8/07/12	785	785,000
University of Chicago Medical Center, Series B, (Wells Fargo Bank NA LOC), 0.15%, 8/01/12	10,300	10,300,000
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 2.00%, 6/17/13	4,600	4,668,646
		23,863,646
Indiana — 1.5%
City of Lawrenceburg, Refunding RB, VRDN, Indiana Michigan Power Co. Project, Series H (Bank of Nova Scotia LOC), 0.16%, 8/07/12 (b)	2,000	2,000,000
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (BMO Harris NA LOC), 0.24%, 8/07/12 (b)	5,520	5,520,000
Indiana Finance Authority, Refunding RB, VRDN, Parkview Health System, Series D (Wells Fargo Bank NA LOC), 0.15%, 8/07/12 (b)	9,600	9,600,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	2

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Indiana University Health, Series E-23 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.15%, 8/07/12 (a)(b)(c)	$10,000	$10,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae & Fannie Mae Guarantors) (JPMorgan Chase Bank SBPA), 0.23%, 8/07/12 (b)(c)	8,220	8,220,000
		35,340,000
Iowa — 3.9%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project, (Korea Development Bank LOC) (b):
0.46%, 8/07/12	50,000	50,000,000
1.00%, 8/07/12	13,600	13,600,000
Iowa Higher Education Loan Authority, RB, VRDN, Private College Facility, Loras College Project (LaSalle Bank NA LOC), 0.18%, 8/01/12 (b)	8,600	8,600,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN, Private College Facility, Loras College Project (LaSalle Bank NA LOC), 0.18%, 8/01/12 (b)	18,560	18,560,000
		90,760,000
Kansas — 0.3%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.21%, 8/07/12 (b)	2,255	2,255,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank SBPA), 0.21%, 8/07/12 (a)(b)(c)	3,820	3,820,000
		6,075,000
Kentucky — 0.8%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank LOC), 0.60%, 8/07/12 (b)	2,345	2,345,000
County of Warren Kentucky, Refunding RB, VRDN, Bowling Green-Warren Hospital (AGC) (Branch Banking & Trust SBPA), 0.35%, 8/07/12 (b)	16,800	16,800,000
		19,145,000

Municipal Bonds	Par (000)	Value
Louisiana — 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (b):
0.31%, 8/07/12	$4,000	$4,000,000
0.31%, 8/07/12	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project (b):
0.15%, 8/01/12	11,000	11,000,000
0.14%, 8/07/12	12,000	12,000,000
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	10,530	10,530,000
		47,530,000
Maryland — 3.5%
County of Montgomery Maryland, Refunding RB, VRDN, Riderwood Village, Inc. Project (Manufacturers & Traders LOC), 0.15%, 8/07/12 (b)	27,505	27,505,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (b):
Conservit, Inc. Facility, 0.30%, 8/07/12	3,685	3,685,000
Homewood Williamsport Facility, 0.20%, 8/07/12	6,730	6,730,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA), 0.30%, 8/07/12 (b)	2,323	2,323,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (b):
Gamse Lithographing Co. Facility, 0.30%, 8/07/12	1,465	1,465,000
Linemark Printing Project, 0.35%, 8/07/12	4,890	4,890,000
Maryland Industrial Development Financing Authority, RB, VRDN, Wexford Maryland Biopark 3 LLC Facility (Manufacturers & Traders LOC), 0.20%, 8/07/12 (b)	35,000	35,000,000
		81,598,000
Massachusetts — 1.8%
Commonwealth of Massachusetts, GO, VRDN, Consolidated Loan, Series B (JPMorgan Chase Bank SBPA), 0.17%, 8/01/12 (b)	18,670	18,670,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	3

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7 Month Window, Senior Series A, 0.24%, 2/26/13 (b)	$4,550	$4,550,000
State of Massachusetts, RIB Floater Trust, RB, VRDN, FLOATS, Series 119W (AGM) (Barclays Bank Plc SBPA), 0.15%, 8/07/12 (a)(b)(c)	14,640	14,640,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.24%, 2/26/13 (b)	4,070	4,070,000
		41,930,000
Michigan — 5.0%
Michigan Finance Authority, RB, SAN, Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 8/20/12	60,000	60,052,146
Michigan Finance Authority, RB, VRDN, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.16%, 8/07/12 (b)	4,700	4,700,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC), 0.16%, 8/07/12 (b)	22,000	22,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.19%, 8/07/12 (b)(c)	1,400	1,400,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.24%, 2/26/13 (b)	6,300	6,300,000
Michigan Strategic Fund, RB, VRDN, L’Anse Warden Electric Co. LLC, AMT (Standard Chartered Bank LOC), 0.60%, 8/07/12 (b)	7,200	7,200,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (LaSalle Bank NA LOC), 1.05%, 8/07/12 (b)	2,240	2,240,000
Saline Area Schools, GO, Refunding, VRDN (Q-SBLF) (Landesbank Hessen- Thuringen LOC), 0.23%, 8/07/12 (b)	13,000	13,000,000
		116,892,146

Municipal Bonds	Par (000)	Value
Minnesota — 1.0%
Minneapolis & St. Paul Housing & Redevelopment Authority, Refunding RB, VRDN, Health Care Facilities Childrens, Series B (AGM) (US Bank NA SBPA), 0.18%, 8/01/12 (b)	$19,100	$19,100,000
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, FLOATS, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.15%, 8/07/12 (a)(b)(c)	4,700	4,700,000
		23,800,000
Mississippi — 1.3%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project (b):
Series B, 0.15%, 8/01/12	400	400,000
Series K, 0.15%, 8/01/12	3,800	3,800,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. SBPA), 0.18%, 8/07/12 (b)	25,270	25,270,000
		29,470,000
Missouri — 0.5%
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.31%, 8/07/12 (b)	8,000	8,000,000
St. Louis County IDA, Refunding RB, VRDN, Friendship Village, Series B (LaSalle Bank NA LOC), 0.23%, 8/07/12 (b)	3,170	3,170,000
		11,170,000
Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank Nederland NV LOC, Rabobank Nederland NV SBPA), 0.24%, 8/07/12 (a)(b)(c)	5,925	5,925,000
Nebraska — 1.6%
City of Lincoln Nebraska, RB, VRDN (b):
Eclipse Funding Trust, Series 2007- 0043, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.14%, 8/07/12	23,195	23,195,000
FLOATS, Series 2900 (Credit Suisse SBPA), 0.17%, 8/07/12 (c)	13,370	13,370,000
		36,565,000
Nevada — 3.7%
County of Clark Nevada, ARB, Junior Sub-Series A-2, 2.00%, 7/01/13	18,100	18,372,541
County of Clark Nevada, Refunding ARB, Junior Sub-Series A, AMT, 2.00%, 7/01/13	24,500	24,852,948

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	4

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.16%, 8/07/12 (b)	$1,900	$1,900,000
Director of the State of Nevada Department of Business & Industry, RB, VRDN, Republic Service, Inc. Project (Bank of America NA LOC), AMT (b):
0.25%, 8/07/12	13,000	13,000,000
0.25%, 8/07/12	28,000	28,000,000
		86,125,489
New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.60%, 8/07/12 (b)	2,640	2,640,000
New Hampshire Health & Education Facilities Authority, RB, VRDN, Reverwoods Exeter (Bank of America NA LOC), 0.17%, 8/07/12 (b)	10,445	10,445,000
		13,085,000
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447 (Deutsche Bank AG SBPA), 0.18%, 8/07/12 (b)(c)	11,000	11,000,000
New Mexico — 0.6%
New Mexico Educational Assistance Foundation, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series I-36, AMT (Royal Bank of Canada SBPA), 0.20%, 8/07/12 (b)(c)	14,900	14,900,000
New York — 9.0%
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC) (FSA) (Citibank NA SBPA), 0.18%, 8/07/12 (b)	7,000	7,000,000
New York City, ECN, 0.24%, 8/22/12	15,000	15,000,000
New York City Housing Development Corp., RB, VRDN, ROCS, Series II-R- 13100 (Citibank NA SBPA), 0.17%, 8/07/12 (a)(b)(c)	8,220	8,220,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (b)(c):
FLOATS, Series 2843, (Morgan Stanley Bank SBPA), 0.23%, 8/07/12	24,565	24,565,000

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB, VRDN (b)(c) (concluded):
ROCS, Series II-R-12309 (FSA) (Citibank NA SBPA), 0.15%, 8/07/12 (a)	$21,495	$21,495,000
New York City Municipal Water Finance Authority, Water & Sewer System Revenue, RB, VRDN, General Resolution, Sub-Series FF-1 (Bank of America NA SBPA), 0.18%, 8/01/12 (b)	12,275	12,275,000
New York City Transitional Finance Authority, Refunding RB, VRDN, Series A-4 (TD Bank NA SBPA), 0.14%, 8/01/12 (b)	3,700	3,700,000
New York State Dormitory Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0002, Class A (Citibank NA SBPA), 0.15%, 8/07/12 (b)	22,000	22,000,000
New York State Housing Finance Agency, RB, VRDN, 388 Bridge St. Housing, Series A (Manufacturers & Traders LOC), 0.16%, 8/07/12 (b)	5,000	5,000,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank SBPA), 0.21%, 8/07/12 (a)(b)(c)	47,990	47,990,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Credit Suisse SBPA), 0.17%, 8/07/12 (b)(c)	32,545	32,545,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.20%, 8/07/12 (b)	12,390	12,390,000
		212,180,000
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	6,195	6,195,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7 Month Window, Series 2009, 0.25%, 2/26/13 (b)	4,275	4,275,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month Window, Series D, 0.25%, 2/26/13 (b)	8,535	8,535,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	5

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (b)	$4,700	$4,700,000
		23,705,000
Ohio — 3.1%
City of Willoughby Ohio, GO, BAN, Riverside Commons Improvement, 1.00%, 8/09/13 (d)	3,125	3,147,250
County of Lucas Ohio, GO, BAN, 1.00%, 7/18/13	1,450	1,458,743
County of Trumbull Ohio, GO, Refunding, VRDN, Shepherd (Manufacturers & Traders LOC, Manufacturers & Traders SBPA), 0.17%, 8/07/12 (b)	7,925	7,925,000
Cuyahoga County, RB, VRDN, Cleveland Clinic, Sub-Series B1 (Wells Fargo Bank NA SBPA), 0.15%, 8/01/12 (b)	1,500	1,500,000
Franklin County Hospital, Ohio Health, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	5,665	5,665,000
Ohio State Air Quality Development Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 52C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	10,000	10,000,000
Ohio State Water Development Authority, Wells Fargo Stage Trust, Refunding RB, VRDN, FLOATS, Series 20C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	14,995	14,995,000
State of Ohio, BAN:
Development Assistance, Series A, 0.35%, 5/30/13	4,600	4,600,000
Revitalization Project, Series A, 0.35%, 5/30/13	3,650	3,650,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	20,770	20,770,000
		73,710,993
Pennsylvania — 6.5%
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.18%, 8/07/12 (a)(b)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (AGM) (Wells Fargo Bank NA SBPA), 0.23%, 8/07/12 (b)	77,390	77,390,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.20%, 8/07/12 (b)	$15,800	$15,800,000
Pennsylvania State Turnpike Commission, RBC Municipal Products, Inc. Trust, RB, VRDN, Floater Certificates, Series E-22 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.15%, 8/07/12 (a)(b)(c)	13,955	13,955,000
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMogan Chase Bank NA LOC), 0.22%, 8/07/12 (b)	21,800	21,800,000
School District of Philadelphia, GO, Refunding, VRDN, Series C (TD Bank NA LOC), 0.12%, 8/07/12 (b)	5,500	5,500,000
		151,830,000
Puerto Rico — 0.00%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (AGM) (JPMorgan Chase Bank SBPA), 0.24%, 8/07/12 (b)	1,035	1,035,000
Rhode Island — 0.1%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Bank of America LOC), 0.60%, 8/07/12 (b)	2,580	2,580,000
South Carolina — 4.1%
County of Berkeley South Carolina, Nucor Corp. Project, RB, VRDN, Series A, AMT, 0.25%, 8/07/12 (b)	15,000	15,000,000
County of Darlington South Carolina, Refunding RB, VRDN, Nucor Corp. Project, Series A, AMT, 0.25%, 8/07/12 (b)	4,100	4,100,000
South Carolina Jobs, EDA, RB, VRDN, Giant Cement Holding, Inc., AMT (Citibank NA LOC), 0.23%, 8/07/12 (b)	39,000	39,000,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax- Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.16%, 8/07/12 (b)	13,150	13,150,000
South Carolina State Public Service Authority, Refunding RB, VRDN, Eclipse Funding Trust, Series 2006- 0064, Solar Eclipse (US Bank NA SBPA), 0.14%, 8/07/12 (b)	24,495	24,495,000
		95,745,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	6

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee — 5.3%
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.14%, 8/07/12 (b)	$27,350	$27,350,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. SBPA), 0.15%, 8/07/12 (a)(b)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.24%, 2/26/13 (b)	18,355	18,355,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN (b):
Arbors of Germantown Project (Wells Fargo Bank NA LOC), 0.23%, 8/07/12	11,800	11,800,000
Methodist Le Bonheur, Series A (AGC) (US Bank NA SBPA), 0.30%, 8/07/12	30,000	30,000,000
Methodist Le Bonheur, Series B (AGC) (US Bank NA SBPA), 0.38%, 8/07/12	25,000	25,000,000
		125,300,000
Texas — 13.1%
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (b):
0.31%, 8/07/12	24,500	24,500,000
Multi-Mode, 0.31%, 8/07/12	20,000	20,000,000
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (Citibank NA SBPA), 0.15%, 8/07/12 (b)	34,550	34,550,000
County of Harris Texas, Clipper Tax- Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.18%, 8/07/12 (b)	10,360	10,360,000
Fort Bend County Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.27%, 8/07/12 (b)	5,500	5,500,000
Harris County Cultural Education Facilities Finance Corp., RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Hermann Health, Series E-18 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.15%, 8/07/12 (a)(b)(c)	17,000	17,000,000

Municipal Bonds	Par (000)	Value
Texas (continued)
Harris County Health Facilities Development Corp., Refunding RB, VRDN, St. Lukes Episcopal, Class A (JPMorgan Chase Bank SBPA) (US Bank NA SBPA), 0.17%, 8/07/12 (b)	$8,000	$8,000,000
Harris County Transit Authority Sales & Use Tax, Refunding RB, VRDN, Series A (Deutsche Bank AG SBPA), 0.19%, 8/07/12 (a)(b)	6,660	6,660,000
Klein Texas Independent School District, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Certificates, Series 51-C (PSF- GTD) (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	4,875	4,875,000
North Texas Tollway Authority, Refunding RB, VRDN, Series A (Morgan Stanley Bank LOC), 0.21%, 8/07/12 (b)	4,700	4,700,000
Port Arthur Navigation District Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project, 0.22%, 8/07/12 (b)	8,200	8,200,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.23%, 8/07/12 (b)	10,250	10,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank SBPA), 0.21%, 8/07/12 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (b):
BASF Corp. Project, Series A, 0.31%, 8/07/12	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.24%, 8/07/12	10,000	10,000,000
Total Petrochemicals Project, 0.24%, 8/07/12	50,000	50,000,000
San Jacinto Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	3,000	3,000,000
State of Texas, GO, VRDN, Eagle Tax- Exempt Trust, Series 2007-0090, Class A (Citibank NA SBPA), 0.15%, 8/07/12 (b)	29,195	29,195,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	6,035	6,035,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	7

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.23%, 8/07/12 (b)	$2,370	$2,370,000
Waco Educational Finance Corp., Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Baylor University, Series 5C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	12,495	12,495,000
		307,905,000
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD Bank NA LOC), 0.18%, 8/01/12 (b)	3,120	3,120,000
Virginia — 1.6%
Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (First National Bank of Maryland LOC), 0.20%, 8/07/12 (b)	1,350	1,350,000
Fairfax County IDA, RB, VRDN (b):
Health Care, Inova Health, 0.27%, 2/26/13	3,500	3,500,000
Inova Health System Project, Series A-2 (JPMorgan Chase Bank SBPA), 0.17%, 8/01/12	600	600,000
Fairfax County IDA, Refunding RB, VRDN, Inova Health System Project, Series C-1 (JPMorgan Chase Bank SBPA), 0.17%, 8/01/12 (b)	600	600,000
Loudoun County IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.13%, 8/07/12 (b)	300	300,000
Richmond Virginia Public Utility Revenue, RB, VRDN, ROCS RR II R- 10410 (FSA) (Citibank NA SBPA), 0.17%, 8/07/12 (a)(b)(c)	150	150,000
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System, Series A-1 (AGM) (Wells Fargo Bank NA SBPA), 0.16%, 8/02/12 (b)	9,400	9,400,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.24%, 8/07/12 (b)	1,440	1,440,000
Virginia College Building Authority, RB, VRDN, Series B, 21st Century College (Wells Fargo Bank NA SBPA), 0.18%, 8/01/12 (b)	16,015	16,015,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.23%, 8/07/12 (b)	$3,470	$3,470,000
		36,825,000
Washington — 3.6%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (FSA) (US Bank NA LOC, US Bank NA SBPA), 0.14%, 8/07/12 (b)	11,375	11,375,000
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (NATL-RE) (JPMorgan Chase Bank SBPA), 0.18%, 8/07/12 (b)(c)	10,075	10,075,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA SBPA), 0.18%, 8/07/12 (a)(b)(c)	18,085	18,085,000
State of Washington District Project, FYI Properties Lease, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A (Barclays Bank PIc SBPA), 0.17%, 8/07/12 (a)(b)(c)	11,320	11,320,000
Washington Health Care Facilities Authority, Refunding RB, FLOATS, VRDN, Series 3007 (Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	9,000	9,000,000
Washington Health Care Facilities Authority, Refunding RB, VRDN, Fred Hutchinson Cancer Research Center (JPMorgan Chase Bank LOC), 0.17%, 8/07/12 (b)	6,030	6,030,000
Washington Higher Education Facilities Authority, RB, VRDN, Series B University Puget Sound Project (Wells Fargo Bank NA LOC), 0.17%, 8/07/12 (b)	1,900	1,900,000
Washington Higher Education Facilities Authority, Refunding RB, VRDN, Series A University Puget Sound Project (Wells Fargo Bank NA LOC), 0.17%, 8/07/12 (b)	6,290	6,290,000
		83,805,000
West Virginia — 0.2%
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank Ltd. LOC), 0.20%, 8/07/12 (b)	5,500	5,500,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	8

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 6.7%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.21%, 8/07/12 (b)	$9,930	$9,930,000
State of Wisconsin, ECN, TECP:
0.31%, 9/06/12	21,000	21,000,000
0.25%, 9/17/12	52,000	52,000,000
0.26%, 9/18/12	8,000	8,000,000
State of Wisconsin, GO, FLOATS, VRDN, Series 2927 (Credit Suisse SBPA), 0.17%, 8/07/12 (b)(c)	13,050	13,050,000
State of Wisconsin, Petroleum Inspection Fee, TECP:
0.25%, 9/17/12	15,000	15,000,000
Petroleum Inspection Fee, 0.28%, 11/05/12	22,500	22,500,000
Wisconsin Housing & EDA, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank SBPA), 0.27%, 8/07/12 (b)	16,700	16,700,000
		158,180,000
Wyoming — 0.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.25%, 8/07/12 (b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (b):
Series A, 0.23%, 8/07/12	5,000	5,000,000
Series B, 0.23%, 8/07/12	3,500	3,500,000
		13,100,000

Total Investments (Cost - $2,356,505,814*) – 100.5%		2,356,505,814
Liabilities in Excess of Other Assets – (0.5)%		(12,130,491)
Net Assets – 100.0%		$2,344,375,323

*	Cost for federal income tax purposes.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Pershing LLC	$3,147,250	—

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
ECN	Extendible Commercial Paper Notes
EDA	Economic Development Authority
EDC	Economic Development Corp.
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance, Inc.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
RIB	Residual Interest Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	9

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,356,505,814	—	$2,356,505,814

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $62,528 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	10

Schedule of Investments July 31, 2012 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 37.9%
Bank of Montreal, Chicago:
0.47%, 8/17/12 (b)	$64,000	$64,000,000
0.21%, 8/29/12	175,000	175,000,000
0.28%, 12/20/12	125,000	125,000,000
Bank of Nova Scotia, Houston:
0.34%, 8/09/12 (b)	85,000	85,000,000
0.34%, 8/20/12 (b)	120,000	120,000,000
0.35%, 8/30/12	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.35%, 8/14/12	150,000	150,000,000
0.36%, 10/10/12	150,000	150,000,000
0.43%, 11/14/12	75,000	75,000,000
Deutsche Bank AG, NY, 0.44%, 9/10/12	18,000	18,000,000
Mizuho Corporate Bank Ltd., NY:
0.26%, 9/11/12	200,000	200,000,000
0.38%, 10/03/12	150,000	150,000,000
National Australia Bank Ltd., London, (b):
0.48%, 8/10/12	87,000	87,000,000
0.48%, 8/20/12	74,000	74,000,000
National Australia Bank Ltd., NY, 0.30%, 8/13/12 (b)	30,000	30,000,000
National Bank of Canada, 0.34%, 8/06/12 (b)	100,000	100,000,000
Nordea Bank Finland Plc, NY:
0.61%, 8/09/12	83,000	83,000,000
0.28%, 9/18/12	30,500	30,500,000
0.36%, 10/11/12	110,500	110,500,000
Norinchukin Bank, NY, 0.17%, 8/02/12	150,000	150,000,000
Rabobank Nederland NV, NY:
0.57%, 9/13/12 (b)	100,000	100,000,000
0.57%, 9/17/12	37,000	37,000,000
0.56%, 10/18/12 (b)	150,000	150,000,000
0.53%, 10/25/12	70,000	70,000,000
Royal Bank of Canada, NY, 0.46%, 8/02/12 (b)	108,500	108,500,000
Skandinakiska Enskilda Bank, NY, 0.40%, 10/05/12	100,000	99,999,099
Sumitomo Mitsui Banking Corp., NY, 0.36%, 8/10/12 (b)	150,000	150,000,000
Svenska Handelsbanken, 0.55%, 9/07/12	100,000	100,030,258
Svenska Handelsbanken, NY, 0.26%, 8/17/12	50,000	50,000,000
Toronto-Dominion Bank, NY:
0.28%, 8/24/12	28,000	28,000,000
0.20%, 8/28/12	110,000	110,000,000
Total Certificates of Deposit – 37.9%		3,155,529,357

Commercial Paper	Par (000)	Value
Atlantis One Funding Corp., 0.33%, 9/07/12 (c)	$100,000	$99,966,083
CAFCO LLC, 0.42%, 8/23/12 (c) CIESCO LLC (c):
0.42%, 8/23/12	100,000	99,974,333
0.58%, 9/21/12	28,882	28,858,269
Commonwealth Bank of Australia, 0.39%, 8/13/12 (b)	50,000	50,000,000
CRC Funding LLC, 0.42%, 8/24/12 (c)	70,000	69,981,217
DNB Bank ASA, 0.32%, 8/13/12	77,000	76,991,787
Erste Abwicklungsanstalt (c):
0.58%, 10/17/12	33,000	32,959,062
0.45%, 11/07/12	100,000	99,877,500
0.61%, 11/09/12	25,500	25,456,792
0.52%, 11/20/12	50,000	49,919,833
0.46%, 12/05/12	50,000	49,919,500
HSBC Bank Plc, 0.66%, 4/25/13 (c)	43,000	42,790,791
ING (US) Funding LLC, 0.38%, 9/10/12 (c)	50,000	49,978,611
Kells Funding LLC, 0.59%, 8/10/12 (c)	121,000	120,982,152
Nieuw Amsterdam Receivables Corp., 0.54%, 1/07/13 (c)	225,000	224,463,375
Nordea North America, Inc., 0.26%, 8/13/12	44,700	44,696,201
NRW.Bank (c):
0.17%, 8/03/12	110,000	109,998,961
0.25%, 8/27/12	100,000	99,981,944
Sheffield Receivables Corp., 0.20%, 8/22/12 (c)	50,000	49,994,167
Thames Asset Global Securitization, 0.46%, 8/20/12 (c)	112,530	112,502,680
Westpac Banking Corp. (c):
0.49%, 8/13/12	198,000	197,967,660
0.50%, 4/02/13	30,000	29,898,333
Total Commercial Paper – 23.0%		1,917,120,751

Corporate Notes – 1.6%
JPMorgan Chase Bank NA, 1.16%, 10/18/12 (b)	129,905	129,905,000

Municipal Bonds
Louisiana Public Facilities Authority, RB, VRDN, Air Products Chemicals Project, Series B, 0.14%, 8/01/12 (d)	24,400	24,400,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	1

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank NA LOC), 0.14%, 8/07/12 (d)	$11,495	$11,495,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA), 0.14%, 8/07/12 (d)	11,800	11,800,000
University of Texas Permanent University Fund, Refunding RB, VRDN, System, Series A, 0.14%, 8/07/12 (d)	17,500	17,500,000
Total Municipal Bonds – 0.8%		65,195,000

Time Deposits – 3.8%
Natixis Grand Cayman, 0.20%, 8/01/12	315,000	315,000,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (b):
0.28%, 8/17/12	75,000	74,998,047
0.28%, 8/20/12	64,000	63,994,995
0.27%, 8/23/12	180,000	179,996,707
Freddie Mac Discount Notes, 0.13%, 8/14/12 (c)	55,000	54,997,418
Freddie Mac Variable Rate Notes, 0.31%, 8/01/12 (b)	50,000	49,990,288
Total US Government Sponsored Agency Obligations – 5.1%		423,977,455

US Treasury Obligations

US Treasury Bills (c):
0.13%, 10/18/12	28,500	28,492,281
0.14%, 11/01/12	58,000	57,979,990
0.15%, 11/08/12	50,000	49,980,062
0.13%, 12/06/12	115,000	114,947,656
0.14% - 0.16%, 2/07/13	175,000	174,863,438
0.16%, 3/07/13	35,000	34,966,619
0.16% - 0.18%, 4/04/13	75,000	74,915,780
0.18%, 5/02/13	50,000	49,934,354
0.19%, 5/30/13	40,000	39,936,916
US Treasury Notes:
0.38%, 8/31/12	31,000	31,006,716
3.38%, 11/30/12	37,000	37,398,713
0.63%, 4/30/13	80,500	80,770,978
Total US Treasury Obligations – 9.3%		775,193,503

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.90%, 8/02/12 (Purchased on 5/03/12 to be repurchased at $40,592,138, collateralized by a US Treasury Note, 0.87% due 7/31/19, par and fair values of $41,655,000 and $41,310,097, respectively)	$40,500	$40,500,000
Barclays Capital, Inc., 0.93%, 8/22/12 (Purchased on 5/22/12 to be repurchased at $65,154,483, collateralized by various Corporate/Debt Obligations and US Treasury Notes, 0.00% - 10.76% due 7/31/14 – 11/25/46, par and fair values of $172,056,670 and $77,675,122, respectively)	65,000	65,000,000
Citigroup Global Markets, Inc., 0.40%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $150,001,667, collateralized by various Corporate/Debt Obligations, 0.00% - 7.20% due 03/15/19 - 11/25/46, par and fair values of $890,262,515 and $160,500,001, respectively)	150,000	150,000,000
Citigroup Global Markets, Inc., 0.69%, 4/25/13 (Purchased on 7/02/12 to be repurchased at $115,158,535, collateralized by various Corporate/Debt Obligations and a US Treasury Bond, 0.00% - 6.15% due 10/15/20 - 12/18/49, par and fair values of $308,692,092 and $122,823,869, respectively)	114,500	114,500,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	2

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse, 0.85%, 1/07/13: (Purchased on 7/31/12 to be repurchased at $46,000,479, collateralized by various Corporate/Debt Obligations, 0.00% - 8.00% due 9/25/17 - 9/25/47, par and fair values of $182,038,470 and $46,000,479, respectively)	$40,000	$40,000,000
Deutsche Bank Securities, Inc., 0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $550,002,750, collateralized by various US Government Sponsored Agency Obligations, 0.65% - 4.88% due 8/22/12 - 1/17/17, par and fair values of $534,576,258 and $561,000,332, respectively)	550,000	550,000,000
Deutsche Bank Securities, Inc., 0.60%, 10/26/12 (Purchased on 7/26/12 to be repurchased at $55,084,333, collateralized by various Corporate/Debt Obligations, 0.00% - 6.00% due 2/15/17 - 2/15/51, par and fair values of $192,035,774 and $64,971,462, respectively)	55,000	55,000,000
Goldman Sachs & Co., 0.18%, 8/06/12 (Purchased on 7/30/12 to be repurchased at $350,012,250, collateralized by various US Government Sponsored Agency Obligations, 2.92% - 6.50% due 1/01/24 - 7/01/42, par and fair values of $620,981,175 and $360,500,000, respectively)	350,000	350,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities, Inc., 0.30%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $50,000,417, collateralized by various Corporate/Debt Obligations, 0.00% - 1.55% due 6/15/15 - 8/27/46, par and fair values of $65,668,000 and $53,504,491, respectively)	$50,000	$50,000,000
JPMorgan Securities, Inc., 0.55%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $25,000,382, collateralized by various Corporate/Debt Obligations, 0.00% - 7.75% due 10/14/14 - 8/27/46, par and fair values of $38,259,000 and $26,750,422, respectively)	25,000	25,000,000
UBS Securities LLC., 0.33%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $100,000,917, collateralized by various Corporate/Debt Obligations, 7.90% - 13.50% due 11/30/16 - 2/01/19, par and fair values of $137,299,968 and $120,000,000, respectively)	100,000	100,000,000
Total Repurchase Agreements – 18.5%		1,540,000,000
Total Investments (Cost - $8,321,921,066*) – 100.0%		8,321,921,066
Other Assets Less Liabilities – 0.0%		3,197,313
Net Assets – 100.0%		$8,325,118,379

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	3

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$8,321,921,066	—	8,321,921,066

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $530,987 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2012